Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event
18.	Subsequent events

On January 22, 2024, pursuant to the Securities Purchase Agreement, the Company closed the second tranche of the preferred shares financing (the “Second Tranche Preferred Shares Financing”) and issued 50,000 Preferred Shares in total at the price of US$1,000 per Preferred Share, raising total net proceeds of US$49,860. As of the date of the report, 45,000 Preferred Shares issued pursuant to the Second Tranche Preferred Shares Financing were converted to outstanding ADSs.

In connection with the issuance of the Preferred Shares, the Company also delivered additional 2,800,000 ADSs (42,000,000 Class A ordinary shares) as pre-delivery shares.